Basis of Preparation - Additional Information (Details) - USD ($)	Nov. 19, 2021	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash reserves		$ 115,956,000	$ 136,881,000	$ 108,123,000	$ 129,328,000
Borrowings		96,498,000	$ 94,245,000
Available to be drawn from existing loan arrangements		$ 40,000,000.0
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Borrowings principal amount	$ 90,000,000.0
Borrowing amount used to discharge other obligations	$ 55,400,000
Borrowings, interest rate	9.75%
Percentage of principal amount payable over two year	40.00%
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | Top of Range
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Borrowings	$ 90,000,000.0
Borrowings, maturity	November 2026
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | Tranche One
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Borrowings	$ 60,000,000.0